Fair Value Measurements and Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instruments
Due from related parties non current carrying value	$ 1,350	$ 1,350
Due from related parties non current fair value - determined through level 3 inputs	972
$250.0 Million Senior Unsecured Notes
Debt Instruments
Senior notes carrying value	250,000	$ 250,000
Senior notes fair value - determined through level 2 inputs	$ 237,500